Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 4 – Property, Plant and Equipment:

Property, plant and equipment, net are summarized as follows:

	December 31,
	2014	2013
Refrigeration equipment	$47,789,991	$35,649,423
Machinery and equipment	19,677,778	20,767,207
Building and improvements	9,985,917	9,892,291
Furniture and office equipment	1,826,249	1,727,248
Leasehold improvements	627,962	1,474,741
Construction in progress	1,941,754	143,274
Automotive equipment	314,885	313,930
	82,164,536	69,968,114
Less: Accumulated depreciation and amortization	(24,338,575)	(21,204,082)
	$57,825,961	$48,764,032

Depreciation and amortization expense related to property, plant and equipment totaled approximately $6,356,736, $5,945,077 and $4,593,668 for the years ended December 31, 2014, 2013 and 2012, respectively; of which $2,453,883, $2,204,282 and $803,654 was recorded in cost of goods sold for 2014, 2013 and 2012, respectively; with the remainder of depreciation and amortization expense being recorded to selling, general and administrative expense.

During June 2013, the Company made a decision to exit its leased manufacturing facility in Quakertown, Pennsylvania. The Company recognized accelerated depreciation of approximately $827,370 during 2013 related to the facility assets that were not going to be redeployed at the Company’s manufacturing facility. These assets were written down to their net realizable value and sold during 2014. The proceeds received from the sale of assets were less than the book value of the assets.

During 2013, the Company completed the construction of a manufacturing facility in Bethlehem, Pennsylvania. The costs associated with this facility were reclassified from construction in progress to depreciable assets during 2013 when the facility was ready for its intended use.

During the three months ended March 31, 2014, the Company completed a project to analyze the estimated future years of service on its existing refrigeration equipment. Based on this analysis, the Company estimates that the useful life of its refrigeration equipment increased from 6 to 9 years. The Company will apply this change in estimate prospectively, which reduced depreciation by approximately $1.8 million in 2014 and will reduce depreciation by approximately $2.0 million for 2015. The useful life of the other classes of property, plant and equipment remains unchanged.